Nature of the Business, Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)													3 Months Ended							6 Months Ended			9 Months Ended
	Feb. 11, 2025 USD ($)	Oct. 29, 2024 USD ($) $ / shares shares	Oct. 23, 2024 USD ($)	Oct. 11, 2024 shares	Oct. 09, 2024 shares	Aug. 15, 2024 USD ($)	Aug. 06, 2024 USD ($) shares	Aug. 05, 2024 USD ($) shares	Apr. 30, 2024 shares	Mar. 04, 2024 USD ($)	Sep. 22, 2023 USD ($) $ / shares	Aug. 31, 2023 shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)		Mar. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)		Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Oct. 28, 2024 USD ($)	Sep. 30, 2024 GBP (£)	Aug. 12, 2024 $ / shares	Jun. 30, 2024 GBP (£)	Mar. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)	May 27, 2021 USD ($)	May 27, 2021 GBP (£)
Property, Plant and Equipment [Line Items]
Accumulated deficit													$ 26,695,000	$ 20,234,000	$ 14,851,000	$ 11,544,000	$ 14,175,000	[1]	$ 12,436,000	$ 20,234,000	$ 14,175,000	[1]	$ 26,695,000	$ 11,544,000						$ 11,299,000
Net income (loss)													6,461,000	5,383,000	3,552,000	(2,625,000)	1,733,000		1,672,000	8,935,000	3,405,000		15,396,000	780,000
Operating activities															2,357,000				1,970,000	3,870,000	2,398,000		5,869,000	2,922,000
Transaction costs																								8,494,000
Commitment received										$ 5,000,000
Credit facility borrowing capacity										500,000
Credit facility borrowing capacity										$ 1,000,000
Interest rate										9.50%
Cash, uninsured amount													0	117,623	99,266					117,623			0			£ 0		£ 93,014	£ 78,585
Deposit assets													108,000	108,000	108,000					108,000			108,000			£ 85,000		£ 85,000	£ 85,000
Demand deposit accounts													10,000,000	10,000,000	10,000,000					10,000,000			10,000,000
Deposit insurance limit													250,000	250,000	250,000					250,000			250,000
Cash and cash equivalents													71,000	219,000	1,844,000					219,000			71,000							4,228,000
Original principal amount																															$ 1,400,000	£ 1,000,000.0
Original issuance discount							$ 1,500,000
Convertible notes payable													800,000	800,000	800,000					800,000			800,000							800,000
Debt interest rate																															5.00%	5.00%
Cash and cash equivalents net bank overdrafts													34,000										34,000							34,000
Short term investments																														$ 4,200,000
Operating losses													$ 5,811,000	$ 3,140,000	$ 2,955,000	430,000	888,000		1,515,000	$ 6,095,000	2,403,000		$ 11,906,000	2,833,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 0.01		$ 0.01	$ 0.01	$ 0.01					$ 0.01			$ 0.01
30 Consecutive Business Days [Member]
Property, Plant and Equipment [Line Items]
Market Value of Publicly Held Shares Requirement						$ 15,000,000
Market Value of Listed Securities Requirement						$ 50,000,000
10 Consecutive Business Days [Member] | Forecast [Member]
Property, Plant and Equipment [Line Items]
Market Value of Publicly Held Shares Requirement	$ 15,000,000
Market Value of Listed Securities Requirement	$ 50,000,000
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Net income (loss)
Original issuance discount							1,200,000
Shares issued during period | shares												6,500,000	12,500,000	74,544						74,544			12,500,000
Minimum price per share | $ / shares																											$ 1.00
Common Stock [Member] | February 10, 2025 [Member]
Property, Plant and Equipment [Line Items]
Minimum price per share | $ / shares													$ 1.00	$ 1.00						$ 1.00			$ 1.00
Nirland Limited [Member]
Property, Plant and Equipment [Line Items]
Original issuance discount													$ 1,400,000										$ 1,400,000
Senior Secured Promissory Note [Member]
Property, Plant and Equipment [Line Items]
Original principal amount							2,200,000
Original issuance discount							$ 300,000
Shares issued during period | shares							12,500,000
Senior Secured Promissory Note [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Original issuance discount							$ 200,000
Senior Secured Promissory Note [Member] | Nirland Limited [Member]
Property, Plant and Equipment [Line Items]
Original principal amount							2,650,000
Original issuance discount							500,000
Debt issued upon execution							$ 1,675,000
Shares issued during period | shares							12,500,000
Debt interest rate							12.00%
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Sale of stock			$ 3,556,586,000
Shares issued during period | shares				1,138,086					1,447,725
Debt maturity date					Dec. 19, 2024
Subsequent Event [Member] | Bridge Loan Agreement [Member]
Property, Plant and Equipment [Line Items]
Original principal amount		$ 600,000,000
Debt interest rate		4.21%
Commitment fees		$ 600,000,000
Class of Warrant or Right, Outstanding | shares		2,862,596
Common stock closing price percentage		50.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.1048
Subsequent Event [Member] | October Two Thousand Twenty Four Nirland Note [Member]
Property, Plant and Equipment [Line Items]
Original principal amount																									$ 600,000,000
Subsequent Event [Member] | October Two Thousand Twenty Four Nirland Note [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Debt interest rate																									12.00%
Subsequent Event [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Shares issued during period | shares					2,000,000
Minimum price per share | $ / shares																											$ 1.00
Subsequent Event [Member] | Senior Secured Promissory Note [Member]
Property, Plant and Equipment [Line Items]
Shares issued during period | shares							12,500,000
Debt interest rate								18.00%
Subsequent Event [Member] | Senior Secured Promissory Note [Member] | Nirland Limited [Member]
Property, Plant and Equipment [Line Items]
Original principal amount								$ 2,650,000
Original issuance discount								500,000
Debt issued upon execution								$ 1,675,000
Shares issued during period | shares								12,500,000
Convertible notes payable								$ 475,000
Debt interest rate								12.00%
Debt maturity date								Aug. 04, 2025
Private Placement [Member]
Property, Plant and Equipment [Line Items]
Sale of stock											$ 20,000,000.0
Transaction costs											8,500,000
Contributed capital											$ 5,000,000.0				$ 5,000,000.0					$ 5,000,000.0

[1]	Reflects the impact of the Merger on the Company’s capital structure